(Graphics: picture of the cover of the China Region Opportunity Fund prospectus)

Supplement to International Living

CHINA: Discover the Opportunity

INSIDE: How to invest in the future's most promising market.

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(page 2 and 3)

(Graphics: picture of the world and 7 pictures of buildings in China)

                      THE CHINA REGION OPPORTUNITY FUND

CHINA: As the most populated country on earth awakens to the calls of capitalism, a dynamic new economic energy emerges from the China region. Construction, development and economic activity accelerate. Incomes and expectations rise. Entrepreneurism thrives. Market volatility and risk abound, yet the opportunity is too great to ignore. Now is the time for visionary investors to build a position in China.

Why China?

* China presents a rare opportunity for investors in the form of above-average return potential.

* Over the past decade, growth rates in China are two and three times those of the United States and Europe.

* Economic growth is supported by a dynamic private sector and a high savings rate.

*  China has the potential to be the world's largest consumer market.

* Now that the Chinese have witnessed the powerful images of Western wealth, the tide of change is not likely to be turned back.

THE CHINA REGION OPPORTUNITY FUND

U.S. Global Investors offers you a rare opportunity to take part in the extraordinary growth of the China Region.

The China Region Opportunity Fund invests in stocks of companies of the People's Republic of China and its neighboring countries. The Fund's objective is to achieve growth of capital.

For more complete information, including charges and expenses, call 1-800-US-FUNDS for a free prospectus. Read it carefully before you invest or send money. The prospectus describes the special risks of investing in emerging markets. Past performance is no guarantee of future results.

PORTFOLIO HOLDINGS:

Country Diversification:  (Graph: shown as a pie chart)
         Hong Kong                                                        52.63%
         Chinese Companies Listed in Hong Kong                            15.79%
         Chinese Companies Listed in Shanghai                             13.13%
         Chinese Companies Listed in Shenzhen                              5.10%
         Other                                                            13.35%

Sectors (as of 8/29/97)
     Conglomerates                               10.25%
     Real Estate                                  9.20%
     Plastics                                     5.33%
     Household Appliances                         4.62%
     Holdings and Investment                      4.31%
     Electrical Services                          3.21%
     Groceries & Related                          3.09%
     Chemicals                                    2.90%
     Taxicabs                                     2.76%
     Securities & Commodities                     2.11%

Investment Goal: Capital appreciation.
Risk Profile: Low (gradual shaded box with dot on right of box) High Sales Charge: None.
Portfolio Manager: Bin Shi, a native of Shanghai.
Investment Advisor: U.S. Global Investors, Inc.

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TAKE ACTION NOW.

Our low minimum investment of $1,000 makes it easy and affordable to build a position in the China Region Opportunity Fund. If you use our ABC Investment Plan(R), you can get started with only $100.

For a free investment guide, return the attached card or call 1- 800-557-2297, ext. 222 for immediate response.

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(page 4)

FUND UPDATE

Direct from China

 ................................................................................

Bin Shi, the Fund's portfolio manager, recently returned from China with firsthand observations and a new outlook for the Fund. You can listen to his message by calling 1-800-US-FUNDS and selecting menu option 6.

 ................................................................................

PERFORMANCE UPDATE

1-Year Return                +47.71%

         As of 8/29/97

Since Inception 2/20/94       -0.34%

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                        CALL 1-800-557-2297, EXT. 222.
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(X)  YES! I need to learn more about the benefits of the
     China Region Opportunity Fund
     Please rush me a FREE investment guide today.

(X)  Please enclose an IRA investment guide.

Name............................................................................
Address.........................................................................
City, State.....................................................................
Zip Code........................................................................
Daytime Phone...................................................................
                                                            (company logo)
FOR IMMEDIATE RESPONSE
CALL 1-800-557-2297, EXT. 222.                   CHI364
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(page 5)

GET TO KNOW U.S. GLOBAL INVESTORS
                                                            (company logo)
U.S. Global Investors is an acclaimed mutual fund management company based in San Antonio, Texas. U.S. Global pioneered the first no-load precious metals fund and the first no-load China fund in America. Today we manage $1.5 billion in more than 120,000 shareholder accounts in our funds. We are sophisticated investment specialists seeking opportunities globally for our shareholders.

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(page 7)

(Graphics: picture of Bin Shi showing map of the world in the background)
           copyright 1996- San Antonio Express News

MEET BIN SHI
Portfolio Manager - China Region Opportunity Fund

INVESTMENT STRATEGY
Mr. Shi's basic investment philosophy is one he feels will perform over the long term through good news and bad, strong markets and weak. It is a philosophy that he is able to apply to both domestic and foreign markets as he searches for potential companies to invest in. Although he modifies his strategy for each fund, essentially he looks for:

*   Stocks that have strong earnings and strong earnings growth potential

* Stocks that generate sufficient cash to meet debt obligations and future capital requirements

*   Stocks which are backed by dedicated and motivated management

Mr. Shi originally joined U.S. Global Investors, Inc. in January of 1994 as a research analyst for the China Region Opportunity Fund and emerging markets. He began his U.S. studies at Tulane University in New Orleans, Louisiana, where he was awarded a full scholarship from the Freeman School of Business to study Finance and Accounting. Mr. Shi is an honors graduate from the prestigious Fudan University in Shanghai, China in the People's Republic of China. After graduating, Mr. Shi held a distinguished position as a banking officer in the international banking department for the Bank of Communications (BOCOM) head office in Shanghai.